LEASES - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 114
2023	76
Total lease payments	190
Less: Imputed interest	21
Present value of lease liability	$ 169	$ 275